Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.43%	14.82%
Linked Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.28%
X
Prospectus [Line Items]
Average Annual Return, Percent	3.09%	5.77%	6.48%
X | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.33%	4.81%	4.78%
X | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.01%	4.28%	4.60%